Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
CASH FLOW FROM OPERTING ACTIVITIES
Net (loss)	$ (15,636,418)	$ (71,153,685)
Adjustments to reconcile net (loss) to net cash used in operating activities
Depreciation, amortization and impairment expense	115,072	11,555,332
Change in fair value of derivative liability	(7,635,612)	(10,950,017)
Shares and warrants issued for services	295,958	37,086
Share-based compensation		746,511
Loss on disposal		41,413,892
Derivative expense	14,119,784	8,995,962
Non-cash transaction costs		454,823
Amortization of debt discounts	1,067,806	4,095,030
Settlement expense	1,928,948
Loss on settlement of accounts payable	289,980
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	127,448	(1,368,643)
Inventories	1,580,570	4,413,056
Prepaid inventory	125,961	(138,308)
Prepaid expenses and other current assets	100,047	430,193
Accounts payable and accrued expenses	(1,114,312)	(598,814)
Other current liabilities	1,461,386	1,072,836
Accrued interest	171,949	158,187
Accrued interest		9,201
Total adjustments	12,634,985	60,326,327
Net cash used in operating activities of continuing operations	(3,001,433)	(10,827,358)
Net cash provided by operating activities of discontinued operations		4,461,969
Net cash used in operating activities	(3,001,433)	(6,365,389)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment, at cost	(16,500,000)
Net cash used in investing activities of continuing operations	(16,500,000)
Net cash provided by operating activities of discontinued operations
Net cash used in investing activities	(16,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock and warrants for cash	17,961,828	8,744,882
Proceeds from notes payable	3,728,000	2,000,000
Payments of notes payable - related parties	(785,509)	(546,158)
Payments of notes payable	(1,425,326)	(4,377,537)
Net cash provided by financing activities	19,478,993	5,821,187
Effect of exchange rate fluctuations on cash and cash equivalents	50,050	81,295
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	27,610	(462,907)
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	202,095	665,002
CASH AND RESTRICTED CASH - END OF PERIOD	229,705	202,095
CASH PAID DURING THE PERIOD FOR:
Interest expense	706,942	482,687
Income taxes
SUPPLEMENTAL INFORMATION - NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes payable and accrued interest to common stock		14,046,300
Shares issued for contingent consideration	418,455	915,545
Warrants granted for deferred compensation	2,187,500
Derivative liability recorded for shares and warrants issued in private placement		4,999,882
Note receivable issued in sale of PlaySight		$ 2,000,000